INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES

14. INCOME TAXES

Cayman Islands Taxation

The Company and certain subsidiaries are incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company and those subsidiaries are not subject to income tax.

British Virgin Islands Taxation

The Company’s intermediate offshore holding companies, WXAT BVI and WX (BVI) Ltd., are incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, WXAT BVI and WX (BVI) Ltd are not subject to income tax.

Hong Kong Taxation

Certain of the Company’s subsidiaries, including Shanghai AppTec (HK) Ltd., Wuxi AppTec (HK) Ltd., and STA HK, are incorporated in Hong Kong and were subject to Hong Kong profit tax at a rate of 16.5% in 2012.

PRC Taxation

Under the PRC’s Unified Enterprise Income Tax Law (“EIT Law”), Foreign-Invested Enterprises (“FIEs”) and domestic companies are subject to a uniform tax rate of 25% effective from January 1, 2008. The EIT Law provides a five-year transition period from its effective date for those enterprises that were established before the promulgation of the new tax law and that were entitled to a preferential lower tax rate under the then-effective tax laws or regulations. In addition, according to the EIT Law, entities that qualify as High and New Technology Enterprises (“HNTEs”) supported by the PRC government benefit from a tax rate of 15% as compared to the uniform tax rate of 25%.

WXAT is an FIE engaged in manufacturing with a business term of over ten years and is registered in the Wuxi Taihu National Tourist Resort Zone. Effective January 1, 2008, it is entitled to enjoy a 15% preferential tax rate as an HNTE. In December 2011, WXAT successfully renewed its certificate as an HNTE. The Shanghai branch of WXAT, located in the Shanghai Waigaoqiao Free Trade Zone, is subject to the same income tax rate as WXAT.

WASH, a manufacturing FIE located in the Shanghai Waigaoqiao Free Trade Zone, began its transition periods in accordance with the EIT Law resulting in income tax rates of 9%, 10%, and 11% for the years ended December 31, 2008, 2009 and 2010, respectively. In 2008, WASH was recognized as an HNTE and successfully renewed its certificate as an HNTE in 2011, thereby becoming eligible to enjoy a preferential tax rate of 15% from 2008 to 2013. WASH applied the transition period tax rate in 2010 and started to enjoy the preferential tax rate of 15% as an HNTE for 2011 and 2012.

STA, WATJ and WASZ, which are located in Shanghai, Tianjin and Suzhou, respectively, are entitled to the two-year exemption and three-year 50% reduction (“2+3 tax holiday”) under the old Foreign Enterprise Income Tax Law (“FEIT”) which began in 2008. As such, the three companies were subject to an income tax rate of 0%, 0%, 12.5%, 12.5% and 12.5% for 2008, 2009, 2010, 2011 and 2012, respectively. In 2008, the above three companies were recognized as HNTEs and successfully renewed the certificate as HNTEs in 2011, making them eligible to enjoy a 15% preferential tax rate as HNTEs from 2008 to 2013. However, according to the relevant transitional rule of the EIT Law, the companies could only elect to apply one favorable preferential tax treatment, which resulted in the applicable EIT rate of 12.5% for 2010, 2011 and 2012.

WAWH, located in Wuhan, was incorporated in November 2010. STA R&D, located in Shanghai, was incorporated in April 2011. Abgent Suzhou, located in Suzhou, was acquired in October 2011. All three companies were subject to the uniform tax rate of 25% for the year ended December 31, 2010 and 2011. In 2012, they were qualified as HNTEs, thereby becoming eligible to enjoy a preferential tax rate of 15% from 2012 to 2014.

Other subsidiaries incorporated in the PRC are subject to the uniform tax rate of 25% for the years ended December 31, 2011, 2012 and thereafter.

United States Taxation

WuXi AppTec Holding Company, Inc. and WuXi AppTec, Inc. are registered in Delaware. Chemdepo, which was acquired in March 2011, is registered in Califonia. Abgent, Inc., which was acquired in October 2011, is registered in California. They are subject to a U.S. federal corporate marginal income tax rate of 34%. Their subsidiaries operate in several states and are subject to state tax rates ranging from approximately 5% to 10%.

Provision for Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2010	2011	2012
Current tax expense
PRC	$9,991	$14,108	$14,616
United States	67	117	96
Other	39	89	57
Deferred tax expense
PRC	(1,651)	(1,292)	(1,379)
United States	1,795	3,586	4,002
Other	3	(2)	1

Income tax expense	$10,244	$16,606	$17,393

The principal components of the deferred income tax assets/liabilities are as follows:

	As of December 31,
	2011	2012
Current deferred tax assets:
Inventory write down	$1,544	644
Prepaid expenses and accruals	(49)	116
Target bonus accrual	1,615	2,213
Net operating loss	—	4,545
Other	1,418	1,537

Subtotal	$4,528	$9,055

Noncurrent deferred tax assets:
Net operating loss carryforwards	9,345	2,805
Deferred lease credit and deferred rent	1,228	—
Fixed asset basis difference	(2,082)	—
Intangible asset basis difference	(494)	—
Other	502	232

Subtotal	$8,499	$3,037

Total deferred tax assets	$13,027	$12,092

	As of December 31,
	2011	2012
Current deferred tax liabilities:
Unrealized foreign exchange gains and losses	$68	$64
Others	147	688

Subtotal	$215	$752

Noncurrent deferred tax liabilities:
Intangible asset basis difference	2,293	2,707
Others	193	1,447

Subtotal	$2,486	$4,154

Total deferred tax liabilities	$2,701	$4,906

A reconciliation between total income tax expense and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year Ended December 31,
	2010	2011	2012
PRC enterprise income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	(4.6)%	3.3%	3.4%
Expenses not deductible for tax purposes
Entertainment expenses	0.1%	0.2%	0.2%
Goodwill impairment	—	—	0.4%
Decrease of unrecognized tax benefit	—	—	(0.7)%
Other expenses	(0.8)%	0.1%	(0.7)%
Tax exemption and tax relief
Reduced tax rate impact	(10.8)%	(10.4)%	(9.9)%
Deferred tax effect due to tax rate change	1.4%	(1.1)%	(0.3)%
Tax true-up	(0.2)%	(0.1)%	(0.7)%

Effective tax rate	10.1%	17.0%	16.7%

There were no tax holidays for the each of three years ended December 31, 2012.

The Company determines whether or not a tax position is “more-likely-than-not” of being sustained upon audit, based solely on the technical merits of the position. As of December 31, 2011, the Company had recorded uncertain tax benefits of approximately $1.8 million mainly associated with inventory obsolescence and interest on intercompany loans. During 2012, the Company entered into a settlement with the relevant tax authorities that resolved the tax benefits associated with acquisition of Abgent, and as a result approximately $1.1 million was reclassified as a deferred tax liability. In addition, uncertain tax positions of approximately $0.8 million relating to interest expense on an intercompany loan were effectively settled due to the lapse of the statute of limitations.

The Company classifies interest and penalties related to income tax matters in income tax expense. As of December 31, 2012, the amount of interest and penalties related to uncertain tax positions was immaterial. The Company does not anticipate any significant changes to its liability for unrecognized tax benefits within the next 12 months.

The following table is a rollforward of unrecognized tax benefits:

	Year Ended December 31,
	2010	2011	2012
Balance as of January 1	$1,070	$1,070	$1,835
Addition for tax positions related to the current period	—	1,065	—
Decrease related to settlement with tax authority	—	—	(1,064)
Reduction due to lapse of statute of limitations	—	(300)	(771)

Balance as of December 31	$1,070	$1,835	$—

As of December 31, 2012, the Company’s PRC subsidiaries had approximately $337.6 million of undistributed earnings, which were considered to be indefinitely reinvested, and accordingly, no provision for income taxes has been provided thereon. Upon distribution of those earnings generated after January 1, 2008 in the form of dividends or otherwise, the Company would be subject to a 10% withholding tax. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax.

As of December 31, 2012, the Company’s PRC subsidiaries had a combined net operating loss carryforward of $14.3 million, which will expire between 2013 and 2017, if not used.

As of December 31, 2012, the Company’s U.S. subsidiaries had federal and state gross operating loss carryforwards of $11.1 million and $6.8 million, respectively, which expire between 2023 and 2031.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance. In the case of a transfer pricing adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2008 through 2012 on non-transfer pricing matters, and from the inception of the Company through 2012 on transfer pricing matters.

The Company’s U.S. subsidiaries’ federal income tax returns are subject to examination for 2009 and subsequent years. State income tax returns are generally subject to examination for a period of three to four years after a return is filed.